LEASES (Details - Weighted average information)	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Weighted average remaining lease term (years)	4 years 3 months 7 days	2 years 3 months 3 days
Weighted average discount rate	5.92%	2.00%